REVENUES	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUES	REVENUES
Disaggregation of Revenues

year ended December 31, 2022	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Energy Solutions	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,696	4,621	507	1,983	—	11,807
Power generation	—	—	—	—	490	490
Natural gas storage and other[1,2]	68	1,298	54	4	391	1,815
	4,764	5,919	561	1,987	881	14,112
Sales-type lease income[3]	—	—	127	—	—	127
Other revenues[4,5]	—	14	—	681	43	738
	4,764	5,933	688	2,668	924	14,977
1Includes $68 million of fee revenues from an affiliate related to development and construction of the Coastal GasLink pipeline project which is 35 per cent owned by TC Energy as at December 31, 2022. Refer to Note 30, Acquisitions and dispositions, for additional information.
2Includes $37 million of revenues generated from non-lease components for the provision of operating and maintenance services with respect to sales-type leases on the in-service TGNH pipelines. Refer to Note 10, Leases, for additional information.
3Represents the sales-type lease income on the in-service TGNH pipelines. Refer to Note 10, Leases, for additional information.
4Other revenues include income from the Company's operating lease arrangements, marketing activities and financial instruments. Refer to Note 10, Leases, and Note 28, Risk management and financial instruments, for additional information on income from operating lease arrangements and financial instruments, respectively.
5Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from H.R.1, the Tax Cuts and Jobs Act          (U.S. Tax Reform). Refer to Note 13, Rate-regulated businesses, for additional information.

year ended December 31, 2021	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Energy Solutions	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,432	4,139	576	2,025	—	11,172
Power generation	—	—	—	—	324	324
Natural gas storage and other[1]	87	1,057	29	5	278	1,456
	4,519	5,196	605	2,030	602	12,952
Other revenues[2,3]	—	37	—	276	122	435
	4,519	5,233	605	2,306	724	13,387
1Includes $87 million of fee revenues from an affiliate related to development and construction of the Coastal GasLink pipeline project which is 35 per cent owned by TC Energy as at December 31, 2021. Refer to Note 30, Acquisitions and dispositions, for additional information.
2Other revenues include income from the Company's operating lease arrangements, marketing activities and financial instruments. Refer to Note 10, Leases, and Note 28, Risk management and financial instruments, for additional information on income from operating lease arrangements and financial instruments, respectively.
3Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to Note 13, Rate-regulated businesses, for additional information.

year ended December 31, 2020	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Energy Solutions	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,408	4,301	607	2,206	—	11,522
Power generation	—	—	—	—	192	192
Natural gas storage and other[1]	61	654	109	3	106	933
	4,469	4,955	716	2,209	298	12,647
Other revenues[2,3]	—	76	—	162	114	352
	4,469	5,031	716	2,371	412	12,999
1Includes $138 million of fee revenues from affiliates, of which $77 million was related to the construction of the Sur de Texas pipeline which is 60 per cent owned by TC Energy and $61 million was related to development and construction of the Coastal GasLink pipeline project which is 35 per cent owned by TC Energy as at December 31, 2020. Refer to Note 30, Acquisitions and dispositions, for additional information.
2Other revenues include income from the Company's operating lease arrangements, marketing activities and financial instruments. Refer to Note 10, Leases, and Note 28, Risk management and financial instruments, for additional information on income from operating lease arrangements and financial instruments, respectively.
3Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to Note 13, Rate-regulated businesses, for additional information.
Contract Balances

at December 31	2022	2021	Affected line item on the Consolidated balance sheet
(millions of Canadian $)

Receivables from contracts with customers	1,907	1,627	Accounts receivable
Contract assets (Note 8)	155	202	Other current assets
Long-term contract assets (Note 15)	355	249	Other long-term assets
Contract liabilities[1] (Note 17)	62	90	Accounts payable and other
Long-term contract liabilities (Note 18)	32	184	Other long-term liabilities
1During the year ended December 31, 2022, $51 million (2021 – $95 million) of revenues were recognized that were included in contract liabilities at the beginning of the year.
Contract assets and long-term contract assets primarily relate to the Company’s right to revenues for services completed but not invoiced at the reporting date on long-term committed capacity natural gas pipelines contracts. The change in contract assets is primarily related to the transfer to Accounts receivable when these rights become unconditional and the customer is invoiced, as well as the recognition of additional revenues that remain to be invoiced. Contract liabilities and long-term contract liabilities primarily represent unearned revenue for contracted services. In the prior year, contract liabilities and long-term contract liabilities primarily related to force majeure fixed capacity payments received on long-term capacity arrangements in Mexico. During the year ended December 31, 2022, and under the terms of the consolidated Transportation Service Agreement (TSA), the contract liability relating to the in-service TGNH pipelines was netted against certain contract asset balances and settled against the initial recording of the net investment in leases on the Consolidated balance sheet.
Future Revenues from Remaining Performance Obligations
As at December 31, 2022, future revenues from long-term pipeline capacity arrangements and transportation as well as natural gas storage and other contracts extending through 2055 are approximately $23.3 billion, of which approximately $3.8 billion is expected to be recognized in 2023.
A significant portion of the Company's revenues are considered constrained and therefore not included in the future revenue amounts above as the Company uses the following practical expedients:
•right to invoice practical expedient – applied to all U.S. and certain Mexico rate-regulated natural gas pipeline capacity arrangements and flow-through revenues
•variable consideration practical expedient – applied to the following variable revenues:
◦interruptible transportation service revenues as volumes cannot be estimated
◦liquids pipelines capacity revenues based on volumes transported
◦power generation revenues related to market prices that are subject to factors outside the Company's influence
•contracts for a duration of one year or less.
In addition, future revenues from the Company's Canadian natural gas pipelines' regulated firm capacity contracts include fixed revenues only for the time periods that approved tolls under current rate settlements are in effect and certain. Future revenues exclude lease income from the Company's Mexico natural gas pipelines on projects that have not been placed into service.